Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
31. Stock-Based Compensation
Weighted average fair values per stock option along with the assumptions incorporated into the valuation models for options granted
2021 2020
Weighted average fair value per option $ 3.63 $ 3.58
Expected term
(1)
5

years
5

years
Risk-free interest rate
(2)

0.60%

1.33%
Expected dividend yield
(3)

5.00%

4.09%
Expected volatility
(4)

19.14%

14.10%
(1) The expected term of the option awards is

calculated based on historical exercise behaviour

and represents the period of time
that the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government

bond yields.
(3) Incorporates current dividend rates and historical

dividend increase patterns.
(4) Estimated using the five-year historical volatility.

Stock option information
Total

Options
Non-Vested Options
(1)
Number of
Options

Weighted
average exercise
price per share
Number of
Options
Weighted
average grant
date fair-value
Outstanding as at December 31, 2020 2,267,782 $ 46.62 1,293,850 $ 2.69
Granted

653,600 51.12 653,600 3.63
Exercised (331,078) 40.97 N/A N/A
Vested N/A N/A (494,975) 2.49
Options outstanding December 31, 2021 2,590,304 $ 48.48 1,452,475 $ 3.18
Options exercisable December 31, 2021
(2)(3)
1,137,829 $ 44.86
(1) As at December 31, 2021, there was $ 3

million of unrecognized compensation related to

stock options not yet vested which is
expected to be recognized over a weighted

average period of approximately
3

years (2020 - $
2

million,
3

years).
(2) As at December 31, 2021, the weighted

average remaining term of vested options was
6

years with an aggregate intrinsic value of
$ 21

million (2020 - $
12

million,
6

years).
(3) As at December 31, 2021, the fair value of

options that vested in the year was $
1

million (2020 - $
2

million).

Activity related to the Deferred Share Unit Plans
Employee
DSU
Weighted
Average
Grant Date
Fair Value
Director
DSU
Weighted
Average
Grant Date
Fair Value
Outstanding as at December 31, 2020 661,998 $ 37.17 591,124 $ 41.69
Granted including DRIP 93,710 49.64 101,403 51.25
Exercised (145,107) 36.61 (78,162) 37.57
Outstanding and exercisable as at December 31, 2021 610,601 $ 39.22 614,365 $ 43.80

Activity related to the Performance Share Unit Plan
Employee PSU
Weighted Average
Grant Date Fair Value Aggregate intrinsic value
Outstanding as at December 31, 2020 1,126,529 $ 47.16 $ 68
Granted including DRIP 323,610 52.83
Exercised (464,290) 48.13
Forfeited (33,914) 47.78
Outstanding as at December 31, 2021 951,935 $ 48.60 $ 66
Employee RSU
Weighted Average
Grant Date Fair Value Aggregate intrinsic value
Outstanding as at December 31, 2020 166,275 $ 54.62 $ 10
Granted including DRIP 184,498 54.66
Exercised (232) 54.62
Forfeited (6,589) 54.63
Outstanding as at December 31, 2021 343,952 $ 54.64 $ 24